LEASES - Other information related to operating leases (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
LEASES
Cash paid for amounts included in the measurement of lease liabilities	¥ 143,602		¥ 123,263	¥ 119,932
Right-of-use assets obtained in exchange for new lease liabilities	¥ 132,001	$ 18,592	¥ 80,403	¥ 144,601
Weighted average remaining lease term	3 years 5 months 23 days	3 years 5 months 23 days	2 years 5 months 1 day
Weighted average discount rate	5.58%	5.58%	5.62%